UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund:  BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 150.9%
Corporate — 18.2%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,836,374
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,107,890
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,084,280
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,510,520
5.00%, 12/01/37	2,500	2,997,400

		12,536,464
County/City/Special District/School District — 31.5%
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/19 (a)	1,000	1,104,430
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,052,760
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (b):
5.50%, 7/01/29	480	596,549
5.50%, 7/01/30	400	493,988
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,083,810
County of Maricopa Unified School District No 11-Peoria, GO, 5.00%, 7/01/35	1,250	1,462,375
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,105,260
County of Pinal Arizona, RB, 5.00%, 8/01/33	250	291,287
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,204,160

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (continued)
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	$1,155	$1,227,973
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,647,700
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,944,988
Town of Buckeye Arizona, RB, 5.00%, 7/01/43	4,000	4,567,040

		21,782,320
Education — 33.3%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	2,977,685
Arizona State University, RB, Series C (a):
6.00%, 7/01/18	970	1,052,479
6.00%, 7/01/18	745	808,347
6.00%, 7/01/18	425	461,138
6.00%, 7/01/18	400	434,012
Arizona State University, Refunding RB, 5.00%, 6/01/39	750	884,377
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	576,500
Great Hearts Academies — Veritas Project, 6.30%, 7/01/42	500	550,760
Great Hearts Academies Project, Series A, 5.00%, 7/01/44	2,000	2,198,700
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (c)	440	511,298
Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (c)(d)	500	511,575
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 7/01/45 (c)	1,000	1,057,560
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46 (c)	1,500	1,586,340
Great Hearts Academies Projects, 5.00%, 7/01/46	500	554,445
Legacy Traditional School Projects, 5.00%, 7/01/45 (c)	500	510,905

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (continued)
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 7/01/47	$1,000	$1,085,310
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 7/01/47 (c)	1,000	1,050,730
McAllister Academic Village LLC, Refunding RB, Arizona State University, 5.00%, 7/01/39	500	587,945
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,403,230
Student & Academic Services LLC, RB, 5.00%, 6/01/39	1,400	1,608,054
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	547,265

		22,958,655
Health — 24.9%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	548,000
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/18 (a)	4,800	5,048,112
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,091,860
Scottsdale Lincoln Hospitals Project, Series A, 5.00%, 12/01/42	1,750	2,021,267
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	547,415
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	188,129
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A (d):
3.25%, 1/01/37	2,000	1,908,640
5.00%, 1/01/38	2,500	2,916,975
County of Yavapai IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,152,460

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (continued)
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	$500	$570,895
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	1,000	1,215,670

		17,209,423
Housing — 0.2%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	20	21,279
Series A-2, 5.80%, 7/01/40	30	30,764
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series 1, 5.25%, 8/01/38	11	10,724
Series 2, 5.50%, 12/01/38	39	40,284
County of Maricopa Arizona IDA, RB, S/F Housing, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	50	49,962

		153,013
State — 14.0%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/18 (a)	4,000	4,273,400
Arizona School Facilities Board, COP (a):
5.13%, 9/01/18	1,000	1,077,460
5.75%, 9/01/18	2,000	2,177,620
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,122,363

		9,650,843
Transportation — 4.3%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,061,050
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,110,210

2	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Transportation (continued)
City of Phoenix Arizona Civic Improvement Corp., Refunding RB (continued):
Senior Lien, AMT, 5.00%, 7/01/32	$700	$798,063

		2,969,323
Utilities — 24.5%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, 5.00%, 7/01/40	3,500	4,077,045
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,151,140
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (a)	2,000	2,209,740
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/21 (a)	2,500	2,958,125
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	520,285
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/17 (a)	900	935,127
Salt River Project Agricultural Improvement & Power District, RB, Series A:
5.00%, 1/01/24	1,000	1,046,870
5.00%, 1/01/38	660	689,825
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,362,040

		16,950,197
Total Municipal Bonds in Arizona		104,210,238

Puerto Rico — 2.7%
Tobacco — 2.7%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	1,845	1,835,886

Municipal Bonds	Par (000)	Value
Total Municipal Bonds — 153.6%		$106,046,124

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 9.7%
Utilities — 9.7%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	$3,000	3,448,110
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,284,160
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 9.7%		6,732,270
Total Long-Term Investments (Cost — $104,145,714) — 163.3%		112,778,394

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (f)(g)	412,494	412,536
Total Short-Term Securities (Cost — $412,506) — 0.6%		412,536
Total Investments (Cost — $104,558,220*) — 163.9%		113,190,930
Liabilities in Excess of Other Assets — (5.7)%		(3,984,233)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.4)%		(3,006,251)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.8)%		(37,140,735)

Net Assets Applicable to Common Shares — 100.0%		$69,059,711

* As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$101,548,786

Gross unrealized appreciation		$8,658,654
Gross unrealized depreciation		(16,510)

Net unrealized appreciation		$8,642,144

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate as of period end.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	776,573	(364,079)	412,494	$412,536	$376	$1

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(12)	10-Year U.S. Treasury Note	December 2016	$1,555,500	$19,704
(10)	Long U.S. Treasury Bond	December 2016	$1,627,188	62,425
(1)	Ultra U.S. Treasury Bond	December 2016	$175,937	10,848
Total				$92,977

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

4	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$112,778,394	—	$112,778,394
Short-Term Securities	$412,536	—	—	412,536

Total	$412,536	$112,778,394		$113,190,930

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$92,977	—	—	$92,977
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2016	5

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$59,000	—	—	$59,000
Liabilities:
TOB Trust Certificates	—	$(3,000,000)	—	(3,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

Total	$59,000	$(40,300,000)	$—	$(40,241,000)

During the period ended October 31, 2016, there were no transfers between levels.

6	BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 20, 2016